THE ARBITRAGE FUND
THE ARBITRAGE FUND

Investment Objective

The Fund seeks to achieve capital growth by engaging in merger arbitrage.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Purchase Shares – Front-End Sales Charges – Class A Shares” on page 67 of this Prospectus and in “Purchase, Redemption, and Pricing of Shares” on page 49 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE ARBITRAGE FUND		Class R Shares	Class I Shares	Class C Shares		Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	none		2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)		none	none	1.00%	[1]	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none		none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)		2.00%	2.00%	none		2.00%	[3]
Exchange Fee (as a percentage of amount exchanged within 30 days of purchase)	[4]	2.00%	2.00%	none		none
[1]	This contingent deferred sales charge applies to Class C shares redeemed within 12 months of purchase.
[2]	A deferred sales charge of up to 0.50% will be imposed on purchases of $250,000 or more of Class A shares purchased without a front-end sales charge that are redeemed within 12 months of purchase.
[3]	The redemption fee does not apply to purchases of $250,000 or more of Class A shares, which are subject to a contingent deferred sales charge.
[4]	Exchange privileges do not apply to Class A or Class C shares until such shares have been held for at least 30 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE ARBITRAGE FUND		Class R Shares	Class I Shares	Class C Shares	Class A Shares
Management Fees		1.04%	1.04%	1.04%	1.04%
Distribution and/or Service (12b-1) Fees		0.25%	none	1.00%	0.25%
Other Expenses		1.02%	1.02%	1.02%	1.02%
Dividend on Short Positions and Interest Expense on Short Positions and/or Borrowings	[1]	0.86%	0.86%	0.86%	0.86%
All Remaining Other Expenses		0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses		2.31%	2.06%	3.06%	2.31%
[1]	The Fund is obligated to pay any interest incurred or dividend declared during the period in which the Fund maintains a short position to the lender from which the Fund borrowed the security and the Fund is obligated to record the payment of the accrued interest or dividend as an expense. These expenses are not fees charged to shareholders but are expenses paid by the Fund that are similar to finance charges that the Fund incurs in borrowing transactions. The Fund may be subject to additional expenses related to short sales (for example, costs of borrowing and margin account maintenance costs).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - THE ARBITRAGE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R Shares	234	721	1,234	2,642
Class I Shares	209	646	1,108	2,386
Class C Shares	409	945	1,605	3,369
Class A Shares	478	953	1,454	2,826

You would pay the following expenses if you did not redeem your shares:
Expense Example, No redemption - THE ARBITRAGE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R Shares	234	721	1,234	2,642
Class I Shares	209	646	1,108	2,386
Class C Shares	309	945	1,605	3,369
Class A Shares	478	953	1,454	2,826

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 514% of the average value of its portfolio.

Principal Investment Strategies

In attempting to achieve its investment objective, the Fund will invest at least 80% of its net assets in equity securities of companies (both U.S. and foreign) that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Equity securities include common and preferred stock. The Fund may invest in equity securities of companies of any market capitalization. Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. The Fund’s investment adviser uses investment strategies designed to minimize market exposure, including short selling and the purchasing and selling of options. The most common merger arbitrage activity, and the approach the Fund generally uses, involves purchasing the shares of an announced acquisition target company at a discount to their expected value upon completion of the acquisition. The Fund may engage in selling securities short when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an amount of the acquiring company’s common stock and/or other securities, as per the terms of the transaction, may be sold short. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. The Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

The Fund generally engages in active and frequent trading of portfolio securities to achieve its investment objective. The Fund will generally sell or cover a security when the securities of the companies involved in the transaction do not meet the Fund’s expected return criteria when gauged by prevailing market prices and the relative risks of the situation.

Principal Risks

As with all mutual funds, investing in the Fund entails risks that could cause the Fund and you to lose money. The principal risks of investing in the Fund are as follows:

Market Risks:   Market risk is the possibility that securities prices will fluctuate over time. This fluctuation includes both increases and decreases in security prices. The Fund is subject to market risk. The value of the Fund’s investments, and the net asset value of the Fund, will fluctuate. Investors could lose money due to this price fluctuation.

Merger Arbitrage Risks:   The principal risk associated with the Fund’s merger arbitrage investment strategy is that the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case the Fund may realize losses.

High Portfolio Turnover Risks:   The Fund’s investment strategies may result in high portfolio turnover rates. This may increase the Fund’s brokerage commission costs, which would reduce performance. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term gains which could cause you to pay higher taxes.

Short Sale Risks:   The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the Fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the Fund. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if it is required to close out a short position earlier than it had intended. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. These expenses may negatively impact the performance of the Fund. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk.

Put and Call Options Risks:   Options transactions involve special risks that may make it difficult or impossible to close a position when the Fund desires. These risks include possible imperfect correlation between the price movements of the option and the underlying security; the potential lack of a liquid secondary market at any particular time; and possible price fluctuation limits. In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.

Foreign Securities Risks:   The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions may be higher in foreign countries than in the United States. The U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) held by the Fund or by mutual funds in which the Fund invests may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative relative to these other currencies may adversely affect the Fund. Additionally, investments in foreign securities, even those publicly traded in the United States, may involve risks which are in addition to those inherent in U.S. investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

Emerging Market Risks:   Investing in emerging markets will, among other things, expose the Fund to all the risks described above in the “ Foreign Securities Risks ” section; however, there are greater risks involved in investing in emerging market countries and/or their securities markets than there are in more developed countries and/or markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency Risks:   Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. The Fund may, but is not required to, seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies. Currency forward/futures contracts also may deny the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

Swap Risks:   The Fund may enter into derivatives called equity swaps. Risks associated with swap agreements include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and certain Securities and Exchange Commission (“SEC”) and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Total Return Swap Risks:   In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. Certain categories of swap agreements often have terms of greater than seven days and may be considered illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is subject to extensive regulation under the Dodd-Frank Act and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Fund costs and expenses and could adversely affect the Fund’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Tax Risks:   The U.S. income tax rules may be uncertain when applied to specific arbitrage transactions, including identifying deferred losses from wash sales or realized gains from constructive sales, among other issues. Such uncertainty may cause the Fund to be exposed to unexpected tax liability or loss of pass through tax status.

Performance Information

The following information provides some indication of the risks and variability of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown reflects the performance of the Fund’s Class R shares before and after taxes and the Fund’s Class I, Class C and Class A shares before taxes.

The bar chart and performance table shown below depict the performance of the Fund’s Class R shares for the periods indicated and show how the Fund’s average annual total returns compare with those of a broad measure of market performance. The performance table includes the performance of the Fund’s Class I, Class C shares and Class A shares before taxes. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.arbitragefunds.com.

Year-by-Year Annual Total Returns through December 31, 2014 – Class R Shares

During the period shown in the bar chart, the highest return for a quarter was 4.71% during the quarter ended June 30, 2009 and the lowest return for a quarter was -2.40% during the quarter ended June 30, 2010.

The year-to-date return of the Fund’s Class R shares through June 30, 2015 is 0.31%.

While the Class I, Class C, and Class A shares would have substantially similar annual returns to the Class R shares because the shares are invested in the same portfolio of securities, the performance of Class I, Class C and Class A shares will differ from that shown above since the Classes do not have the same expenses or inception dates.

Average Annual Total Returns for Periods Ended December 31, 2014

The table below shows the Fund’s average annual total returns for Class R shares, Class I shares, Class C shares and Class A shares compared with those of the Standard & Poor’s 500® Index. The table also presents the impact of taxes on the returns of the Fund’s Class R shares. After-tax returns are shown for Class R shares only, and after-tax returns for Class I, Class C, and Class A shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return after taxes on distributions measures the effect of taxable distributions, but assumes the underlying shares are held for the entire period. Return after taxes on distributions and sale of Fund shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the underlying shares were purchased at the beginning and sold at the end of the period (for purposes of the calculation, it is assumed that income dividends and capital gain distributions are reinvested at net asset value and that the entire account is redeemed at the end of the period, including reinvested amounts). The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its returns before taxes or its returns after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have been incurred.

Calendar Year Total Return

Average Annual Total Returns - THE ARBITRAGE FUND	1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Class R Shares	1.43%	1.69%	3.01%	4.49%	Sep. 18, 2000
Class R Shares | After Taxes on Distributions	1.38%	1.16%	2.12%	3.53%	Sep. 18, 2000
Class R Shares | After Taxes on Distributions and Sales	0.86%	1.14%	2.03%	3.22%	Sep. 18, 2000
Class I Shares	1.64%	1.94%	3.24%	3.20%	Oct. 17, 2003
Class C Shares	(0.35%)	none	none	0.45%	Jun. 01, 2012
Class A Shares	(1.15%)	none	none	0.09%	Jun. 01, 2013
STANDARD & POOR’S 500® INDEX (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%	4.52%	Sep. 18, 2000
[1]	The inception date for Class R shares is September 18, 2000, the inception date for Class I shares is October 17, 2003, the inception date for Class C shares is June 1, 2012, and the inception date for the Class A shares is June 1, 2013. The “Since Inception” return reflected for the Standard & Poor’s 500 Index is based on the inception date for Class R shares.